Restructuring and Other Charges (Income) Rollforward of Restructuring Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 3.5	$ 15.6
Changes in reserves	42.0	9.0
Cash payments	(25.2)	(17.8)
Other	(3.1)	(3.3)
Restructuring reserve, ending balance	17.2	3.5
DuPont Crop Restructuring
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0.0	0.0
Changes in reserves	33.2	0.0
Cash payments	(15.8)	0.0
Other	(1.2)	0.0
Restructuring reserve, ending balance	16.2	0.0
Cheminova Restructuring
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1.2	11.1
Changes in reserves	0.0	0.0
Cash payments	(1.2)	(6.5)
Other	0.0	(3.4)
Restructuring reserve, ending balance	0.0	1.2
Other workforce related and facility shutdowns
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	2.3	1.1
Changes in reserves	8.8	0.9
Cash payments	(8.2)	(0.8)
Other	(1.9)	1.1
Restructuring reserve, ending balance	1.0	2.3
Discontinued Operations
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0.0	3.4
Changes in reserves	0.0	8.1
Cash payments	0.0	(10.5)
Other	0.0	(1.0)
Restructuring reserve, ending balance	$ 0.0	$ 0.0